Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Measurements [Abstract]
Summary of fair value measurement
	As of September 30, 2016
	Unaudited
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities		$38,214	-	$38,214
Foreign currency derivative contracts	-	86	-	86
Total financial assets	-	$38,300	-	$38,300

Liabilities:
Total payment obligation related to acquisition	-	-	$2,327	$2,327
Total liabilities	-	-	$2,327	$2,327

Schedule of fair value measurements within level 3
Total fair value as of January 1, 2016	$-
Payment obligation related to acquisition	2,237
Accretion of payments obligation	90

Total fair value as of September 30, 2016 (Unaudited)	$2,327